ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 15.9%
Automobiles 0.7%
Harley-Davidson	85,000	5,334
		5,334
Household Durables 1.7%
Harman International	160,000	13,350
		13,350
Internet & Catalog Retail 0.6%
Liberty Media Interactive, Class A (1)	250,000	5,095
		5,095
Media 5.3%
EchoStar Communications, Class A (1)	200,000	6,548
Getty Images (1)	240,000	11,923
Regal Entertainment Group, Class A	460,000	9,117
Scripps, Class A	200,000	9,586
Viacom, Class B (1)	125,000	4,648
		41,822
Multiline Retail 1.0%
Kohl's (1)	120,000	7,790
		7,790
Specialty Retail 6.6%
Advance Auto Parts	200,000	6,588
Dick's Sporting Goods (1)	175,000	7,966
Home Depot	365,000	13,239
PETsMART	425,000	11,794
TJX	307,500	8,619
Urban Outfitters (1)	200,000	3,538
		51,744
Total Consumer Discretionary		125,135
CONSUMER STAPLES 2.4%
Food & Staples Retailing 2.4%
Sysco	370,000	12,376
Wal-Mart	140,000	6,905
Total Consumer Staples		19,281
ENERGY 5.9%
Energy Equipment & Services 3.7%
Cameron International (1)	175,000	8,454
Diamond Offshore Drilling	50,000	3,619
Smith International	435,000	16,878
		28,951
Oil, Gas & Consumable Fuels 2.2%
EOG Resources	170,000	11,059
Murphy Oil	135,000	6,419
		17,478
Total Energy		46,429
FINANCIALS 6.4%
Capital Markets 3.1%
Franklin Resources	70,000	7,403
Legg Mason	52,500	5,295
Morgan Stanley	135,000	9,843
TD Ameritrade Holding	105,000	1,979
		24,520
Insurance 3.0%
AFLAC	125,000	5,720
Genworth Financial, Class A	125,000	4,376
Hartford Financial Services	80,000	6,940
Willis Group Holdings	175,000	6,650
		23,686
Real Estate Management & Development 0.3%
St. Joe	40,000	2,195
		2,195
Total Financials		50,401
HEALTH CARE 18.8%
Biotechnology 5.0%
Amgen (1)	180,000	12,875
Cephalon (1)	80,000	4,940
Genentech (1)	115,000	9,511
Gilead Sciences (1)	125,000	8,588
Martek Biosciences (1)	75,000	1,613
Vertex Pharmaceuticals (1)	60,000	2,019
		39,546
Health Care Equipment & Supplies 4.3%
Medtronic	57,500	2,670
ResMed (1)	200,000	8,050
St. Jude Medical (1)	375,000	13,234
Stryker	195,000	9,670
		33,624
Health Care Providers & Services 4.6%
Aetna	230,000	9,097
Caremark RX	175,000	9,917
Health Net (1)	100,000	4,352
Humana (1)	87,500	5,783
Patterson Companies (1)	225,000	7,562
		36,711
Life Sciences Tools & Services 0.9%
Covance (1)	102,500	6,804
		6,804
Pharmaceuticals 4.0%
Atherogenics (1)	75,000	988
Elan ADR (1)	360,000	5,537
Eli Lilly	190,000	10,830
Pfizer	235,000	6,664
Sepracor (1)	160,000	7,750
		31,769
Total Health Care		148,454
INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 1.5%
General Dynamics	170,000	12,184
		12,184
Air Freight & Logistics 2.9%
C H Robinson Worldwide	110,000	4,904
Expeditors International of Washington	100,000	4,458
UPS, Class B	105,000	7,553
UTi Worldwide	200,000	5,594
		22,509
Airlines 1.1%
Southwest Airlines	512,500	8,538
		8,538
Commercial Services & Supplies 2.5%
ChoicePoint (1)	265,000	9,487
Corporate Executive Board	110,000	9,890
		19,377
Electrical Equipment 0.7%
AMETEK	130,000	5,662
		5,662
Industrial Conglomerates 3.0%
GE	365,000	12,884
Roper Industries	250,000	11,185
		24,069
Machinery 2.2%
Deere	92,500	7,762
ITT	80,000	4,102
Joy Global	140,000	5,265
		17,129
Trading Companies & Distributors 1.8%
Fastenal	365,000	14,078
		14,078
Total Industrials & Business Services		123,546
INFORMATION TECHNOLOGY 32.4%
Communications Equipment 3.4%
Cisco Systems (1)	850,000	19,550
Juniper Networks (1)	400,000	6,912
		26,462
Computers & Peripherals 2.2%
Apple Computer (1)	132,500	10,206
Dell (1)	315,000	7,195
		17,401
Internet Software & Services 4.1%
eBay (1)	525,000	14,889
Google, Class A (1)	11,000	4,421
Yahoo! (1)	515,000	13,019
		32,329
IT Services 4.8%
Affiliated Computer Services, Class A (1)	175,000	9,076
First Data	200,000	8,400
Global Payments	159,200	7,006
Iron Mountain (1)	315,000	13,526
		38,008
Semiconductor & Semiconductor Equipment 7.0%
Altera (1)	350,000	6,433
Analog Devices	250,000	7,347
Broadcom, Class A (1)	170,000	5,158
Integrated Device Technology (1)	325,000	5,220
Linear Technology	225,000	7,002
Marvell Technology Group (1)	460,000	8,910
Microchip Technology	210,000	6,808
Xilinx	365,000	8,012
		54,890
Software 10.9%
Adobe Systems (1)	340,000	12,733
Amdocs (1)	310,000	12,276
FactSet Research Systems	45,000	2,186
Intuit (1)	155,000	4,974
Jack Henry & Associates	390,000	8,490
Microsoft	555,000	15,168
NAVTEQ (1)	365,000	9,530
Red Hat (1)	135,000	2,846
Salesforce.com (1)	175,000	6,279
Symantec (1)	550,000	11,704
		86,186

Total Information Technology		255,276
MATERIALS 0.3%

Chemicals 0.3%
Potash Corp of Saskatchewan	20,000	2,084
Total Materials		2,084
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
American Tower Systems, Class A (1)	315,000	11,498
Total Telecommunication Services		11,498
Total Common Stocks (Cost $675,549)		782,104
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	2,070,328	2,070
Total Short-Term Investments (Cost $2,070)		2,070
Total Investments in Securities
99.5% of Net Assets (Cost $677,619)		$784,174

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $677,619,000. Net unrealized gain aggregated $106,555,000 at period-end, of which $133,457,000 related to appreciated investments and $26,902,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $80,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $2,070,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006